Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices for Granting Certain Equity Awards
We do not have any formal policy that requires us to grant, or avoid granting, stock options at particular times. Consistent with our annual compensation cycle, if options are to be granted, the compensation committee generally seeks to grant annual stock option awards after our Annual Report on Form 10-K has been filed. The timing of any stock option grants in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an employee’s commencement of employment or promotion effective date). As a result, in all cases, the timing of grants of stock options occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Except as noted below, no stock options were granted to executive officers during the Transition Period during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after such filing. On October 7, 2025, we granted stock options to certain executive officers, and on October 8, 2025, we filed a Current Report on Form 8-K. Accordingly, the October 7, 2025 grants occurred during a period beginning four business days before the filing of a Current Report on Form 8-K and ending one business day after such filing.
The table below provides the information required by Item 402(x) of Regulation S-K regarding the stock option grants made to our non-CEO NEOs during the Transition Period in connection with the release of material nonpublic information. The options were granted with an exercise price equal to the closing market price of our common stock on the date of grant. Each of the stock option grants vests as to 25% of the underlying shares on the one-year anniversary of the grant date, with the remaining shares vesting in quarterly installments over the following three years, subject to the executive’s continued service.

Name	Grant Date	Number of Shares of Common Stock Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award	Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information
Kitty Payne(1)	10/7/2025	1,960,000	$1.10	$1,419,432.00	(6.36)%
Kirk Chapman(2)	10/7/2025	7,860,000	$1.10	$5,692,212.00	(6.36)%

(1)    The stock options granted to Ms. Payne on August 6, 2025 were repriced on October 7, 2025, reducing the exercise price from $2.45 per share to $1.10 per share. On March 18, 2026, the Company further repriced all of Ms. Payne’s outstanding options, reducing the exercise price from $1.10 per share to $0.37 per share. In connection with Ms. Payne's resignation as Chief Financial Officer, the Board approved the acceleration of 490,000 of these options on October 1, 2026, and the remaining 1,470,000 unvested options were forfeited.

(2)    The stock options granted to Mr. Chapman on August 6, 2025 were forfeited on December 31, 2025 in connection with his separation from the Company, in accordance with the terms of his employment separation agreement.

Award Timing Method
We do not have any formal policy that requires us to grant, or avoid granting, stock options at particular times. Consistent with our annual compensation cycle, if options are to be granted, the compensation committee generally seeks to grant annual stock option awards after our Annual Report on Form 10-K has been filed. The timing of any stock option grants in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an employee’s commencement of employment or promotion effective date). As a result, in all cases, the timing of grants of stock options occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	As a result, in all cases, the timing of grants of stock options occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Shares of Common Stock Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award	Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information
Kitty Payne(1)	10/7/2025	1,960,000	$1.10	$1,419,432.00	(6.36)%
Kirk Chapman(2)	10/7/2025	7,860,000	$1.10	$5,692,212.00	(6.36)%

(1)    The stock options granted to Ms. Payne on August 6, 2025 were repriced on October 7, 2025, reducing the exercise price from $2.45 per share to $1.10 per share. On March 18, 2026, the Company further repriced all of Ms. Payne’s outstanding options, reducing the exercise price from $1.10 per share to $0.37 per share. In connection with Ms. Payne's resignation as Chief Financial Officer, the Board approved the acceleration of 490,000 of these options on October 1, 2026, and the remaining 1,470,000 unvested options were forfeited.

(2)    The stock options granted to Mr. Chapman on August 6, 2025 were forfeited on December 31, 2025 in connection with his separation from the Company, in accordance with the terms of his employment separation agreement.

Kitty Payne [Member]
Awards Close in Time to MNPI Disclosures
Name	Kitty Payne(1)
Underlying Securities | shares	1,960,000
Exercise Price | $ / shares	$ 1.10
Fair Value as of Grant Date | $	$ 1,419,432
Underlying Security Market Price Change	(0.0636)
Kirk Chapman [Member]
Awards Close in Time to MNPI Disclosures
Name	Kirk Chapman(2)
Underlying Securities | shares	7,860,000
Exercise Price | $ / shares	$ 1.10
Fair Value as of Grant Date | $	$ 5,692,212
Underlying Security Market Price Change	(0.0636)